Loans and Allowance for Credit Losses - Loans Pledged (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable accrued interest after allowance for credit loss statemen of financial position extensible list not disclosed flag	Accrued interest on loans	Accrued interest on loans
Accrued interest on loans	$ 6,800	$ 6,500
Net loans	1,465,681	$ 1,444,116
Asset Pledged as Collateral without Right | FHLB advances
Financing Receivable, Allowance for Credit Loss [Line Items]
Net loans	$ 730,900